UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2007

Institutional Investment Manager Filing this Report:

Name: 	Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
	Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:	Melissa S. Sohn
Title:	Operations Manager
Phone:	310-858-7281
Signature, Place, and Date of Signing:

Melissa S. Sohn   Beverly Hills, California	August 14, 2007

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.






FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  275072

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
Form 13F INFORMATION TABLE
				     	     VALUE     QUANTITY  SH/	PUT/	INV	OTH	VTG
NAME OF ISSUER		CLASS	CUSIP	   (x$1,000)   OF SHARES PRN	CALL	DSCRN	MGR	AUT
Accenture Corp.		COM	G1150G111	86	2,000	SH	NA	SOLE	NA	SOLE
Adobe Systems		COM	00724F101   10,301	256,570	SH	NA	SOLE	NA	SOLE
American Express	COM	025816109    5,605	91,620	SH	NA	SOLE	NA	SOLE
American Int'l Group	COM	026874107    6,058	86,500	SH	NA	SOLE	NA	SOLE
Amgen Inc.		COM	31162100        55	1,000	SH	NA	SOLE	NA	SOLE
Autodesk, Inc.		COM	052769106    7,156	152,000	SH	NA	SOLE	NA	SOLE
Becton, Dickinson	COM	075887109    9,497	127,470	SH	NA	SOLE	NA	SOLE
Berkshire Hathaway 'B'	COM	084670207    9,196	2,551	SH	NA	SOLE	NA	SOLE
Biomet, Inc.		COM	090613100    8,957	195,900	SH	NA	SOLE	NA	SOLE
Broadcom Corp Com	COM	111320107	66	2,250	SH	NA	SOLE	NA	SOLE
Cadence Design Systems	COM	127387108	88	4,000	SH	NA	SOLE	NA	SOLE
Chubb Corp.		COM	171232101    9,146	168,930	SH	NA	SOLE	NA	SOLE
Cisco Systems		COM	17275R102    8,536	306,500	SH	NA	SOLE	NA	SOLE
Colgate Palmolive	COM	194162103    9,121	140,650	SH	NA	SOLE	NA	SOLE
Dell Inc.		COM	24702R101    6,240	218,580	SH	NA	SOLE	NA	SOLE
EBAY, Inc.		COM	278642103	71	2,200	SH	NA	SOLE	NA	SOLE
EMC Corp.		COM	268648102    6,478	357,900	SH	NA	SOLE	NA	SOLE
Fiserv Inc.		COM	337738108	85	1,500	SH	NA	SOLE	NA	SOLE
Garmin Int'l		COM	G37260109      111	1,500	SH	NA	SOLE	NA	SOLE
Genentech Inc.		COM	368710406	53	700	SH	NA	SOLE	NA	SOLE
General Electric Co.	COM	369604103    6,316	165,000	SH	NA	SOLE	NA	SOLE
Gilead Sciences Inc.	COM	375558103	78	2,000	SH	NA	SOLE	NA	SOLE
Goldman Sachs		COM	38141G104    8,956	41,320	SH	NA	SOLE	NA	SOLE
Hewlett-Packard Co.	COM	428236103	80	1,800	SH	NA	SOLE	NA	SOLE
Int'l Business Machines	COM	459200101    8,539	81,130	SH	NA	SOLE	NA	SOLE
Intel Corp.		COM	458140100    6,163	259,600	SH	NA	SOLE	NA	SOLE
Intuit, Inc.		COM	461202103    9,035	300,360	SH	NA	SOLE	NA	SOLE
Johnson & Johnson	COM	478160104    8,532	138,460	SH	NA	SOLE	NA	SOLE
Kimberly-Clark Corp.	COM	494368103    8,077	120,750	SH	NA	SOLE	NA	SOLE
Kraft Foods Inc.	COM	50075N104    8,160	231,500	SH	NA	SOLE	NA	SOLE
Lauder Estee Cos Inc.	COM	518439104    7,160	157,320	SH	NA	SOLE	NA	SOLE
Linear Technology	COM	535678106	87	2,400	SH	NA	SOLE	NA	SOLE
McDonald's Corp.	COM	580135101   12,018	236,760	SH	NA	SOLE	NA	SOLE
Medtronic Inc.		COM	585055106    8,150	157,150	SH	NA	SOLE	NA	SOLE
Merck & Co.		COM	589331107    7,253	145,650	SH	NA	SOLE	NA	SOLE
Metlife, Inc.		COM	59156R108   10,105	156,720	SH	NA	SOLE	NA	SOLE
Microchip Tech.		COM	595017104    7,915	213,700	SH	NA	SOLE	NA	SOLE
Microsoft Corp.		COM	594918104   10,123	343,510	SH	NA	SOLE	NA	SOLE
Morgan Stanley 		COM	617446448    5,750	68,550	SH	NA	SOLE	NA	SOLE
Network Appliance Inc.	COM	64120L104	61	2,100	SH	NA	SOLE	NA	SOLE
Oracle			COM	68389X105	79	4,000	SH	NA	SOLE	NA	SOLE
PepsiCo, Inc.		COM	713448108   11,268	173,750	SH	NA	SOLE	NA	SOLE
Procter & Gamble	COM	742718109    8,221	134,357	SH	NA	SOLE	NA	SOLE
Qualcomm Inc. 		COM	747525103	87	2,000	SH	NA	SOLE	NA	SOLE
Texas Instruments	COM	882508104	94	2,500	SH	NA	SOLE	NA	SOLE
US Bancorp		COM	902973304    7,338	222,700	SH	NA	SOLE	NA	SOLE
United Parcel Service	COM	911312106    8,640	118,360	SH	NA	SOLE	NA	SOLE
Wrigley (Wm.) Jr.	COM	982526105    9,880	178,634	SH	NA	SOLE	NA	SOLE

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